Information about financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 17,621	$ 67,760	$ 15,182
Fair value	87,147	22,548	98,281
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value			3
Level 1 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value		0
Level 2 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	10,800		3
Level 3 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value		0
Available-for-sale financial assets | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	409	353	360
Available-for-sale financial assets | Long-term investments | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Available-for-sale financial assets | Long-term investments | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	409	353	360
Available-for-sale financial assets | Long-term investments | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 0	$ 0	$ 0